Segment Information (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Reconciliation of net profit / (loss) to adjusted EBITDA	A reconciliation of net income to Adjusted EBITDA for the six months ended June 30, 2024 and 2023 is as follows:

(in thousands of $)	2024	2023
Net income/(loss)	101,725	(85,659)
Income taxes	278	1,697
Income/(loss) before income taxes	102,003	(83,962)
Depreciation and amortization	26,256	25,027
Impairment of long-lived assets	—	5,021
Unrealized loss on oil and gas derivative instruments (note 7)	13,902	191,657
Realized and unrealized mark-to-market losses on investment in listed equity securities (note 8)	—	62,308
Other non-operating income, net (note 8)	—	(9,823)
Interest income	(18,582)	(23,318)
Interest expense	—	972
Gains on derivative instruments, net (note 9)	(6,309)	(2,297)
Other financial items, net (note 9)	2,694	1,375
Net losses from equity method investments (note 15)	2,339	296
Net income from discontinued operations	—	(293)
Adjusted EBITDA	122,303	166,963

Segment reporting Information

	Six months ended June 30, 2024
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Total results from continuing operations
Statement of Operations:
Total operating revenues	112,488	10,830	6,330	129,648
Vessel operating expenses	(41,549)	(10,193)	(5,394)	(57,136)
Voyage, charterhire and commission expenses, net	—	(33)	(3,448)	(3,481)
Administrative expenses	(437)	(12,472)	(18)	(12,927)
Project development expenses	(2,385)	(1,952)	(1)	(4,338)
Realized gain on oil and gas derivative instruments, net (note 7)	70,537	—	—	70,537
Adjusted EBITDA	138,654	(13,820)	(2,531)	122,303

Net losses from equity method investments (note 15)	—	(2,339)	—	(2,339)
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.

Balance Sheet:	June 30, 2024
(in thousands of $)	FLNG	Corporate and other	Shipping	Total assets
Total assets (1)	3,320,004	669,869	131,145	4,121,018
Equity method investments (note 15)	—	50,153	—	50,153
(1) In March 2024, we acquired the Fuji LNG, the donor vessel for Mark II FLNG (“Mark II”) for $77.5 million and consequently reclassified the deposit of $15.5 million from “Other non-current assets” (note 16) to “Vessels and equipment, net”. The Fuji LNG is currently presented under the Shipping segment as she is currently trading as an LNG carrier.

	Six months ended June 30, 2023
(in thousands of $)	FLNG	Corporate and other (1)	Shipping	Total results from continuing operations
Statement of Operations:
Total operating revenues	116,594	24,044	10,860	151,498
Vessel operating expenses	(31,512)	(9,670)	(2,100)	(43,282)
Voyage, charterhire and commission expenses, net	(300)	(19)	(141)	(460)
Administrative (expenses)/income	(92)	(17,979)	9	(18,062)
Project development expenses	(2,237)	(34,713)	—	(36,950)
Realized gain on oil and gas derivative instruments, net (note 7)	103,903	—	—	103,903
Other operating income (note 5)	2,499	7,817	—	10,316
Adjusted EBITDA	188,855	(30,520)	8,628	166,963

Net (loss)/income from equity method investments (note 15)	—	(2,610)	2,314	(296)
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.

Balance Sheet:	December 31, 2023
(in thousands of $)	FLNG	Corporate and other	Shipping	Total assets
Total assets	3,160,457	866,088	57,442	4,083,987
Equity method investments (note 15)	—	53,982	—	53,982